Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets (Table)

	December 31, 2022	December 31, 2021
Prepaid voyage and operating costs	$3,408	$3,126
Claims receivable	419	(30)
Prepaid other taxes	2,881	1,084
Other	1,560	2,928
Total prepaid expenses and other current assets	$8,268	$7,108